Property and equipment, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)
Property and Equipment, Net
Gross		¥ 21,810			¥ 32,467
Less: accumulated depreciation and amortization		(8,181)			(12,261)
Net book value		13,629		$ 2,936	20,206
Depreciation and Amortization
Depreciation and amortization expenses	¥ 5,177	3,699	¥ 2,282
Computer equipment and software
Property and Equipment, Net
Gross		13,289			18,427
Buildings and leasehold improvements
Property and Equipment, Net
Gross		6,155			10,529
Construction in progress
Property and Equipment, Net
Gross		1,883			2,627
Furniture, office and transportation equipment
Property and Equipment, Net
Gross		¥ 483			¥ 884